Summary of the Location and Fair Value of Derivative Financial Instruments Reported in the Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Cross-Currency Swap Contracts | Other liabilities
Derivatives, Fair Value [Line Items]
Net investment hedges	$ 45,790	$ 22,438
Costless Collar Contracts | Non-trade and Notes Receivable [Member]
Derivatives, Fair Value [Line Items]
Cash flows hedges	3,508	1,422
Costless Collar Contracts | Other accrued liabilities
Derivatives, Fair Value [Line Items]
Cash flows hedges	378	953
Foreign Exchange Contract | Non-trade and Notes Receivable [Member]
Derivatives, Fair Value [Line Items]
Cash flows hedges	$ (41)	$ 41